Net Income (Loss) Per Share - Summary of Diluted Net Loss Per Share (Details)	12 Months Ended
Dec. 31, 2021 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	352,972,546
Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	297,385,981
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	5,167,522
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	12,703,698
Contingent Shares Issued in Connection with Acquisitions
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	2,720,966
ESPP Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	1,461,087
Public Warrants | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	22,999,959
Private Placement Warrants | Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Escrow shares issued (in shares)	10,533,333